Lease Commitments (Schedule Of Rental Expense For Premises, Net Of Sublease Income, And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Rental expense	$ 37.0	$ 23.5	$ 22.0
Premises [Member]
Property, Plant and Equipment [Line Items]
Rental expense	30.6	20.1	19.0
Equipment [Member]
Property, Plant and Equipment [Line Items]
Rental expense	$ 6.4	$ 3.4	$ 3.0